Debt (Details) - 1 - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Jun. 30, 2023	May 31, 2023	May 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Debt [Line Items]
Principal amount						$ 150,000
Warrant to purchase (in Shares)			500,000	400,000	200,000			605,000
Exercise price per share (in Dollars per share)			$ 0.01	$ 3	$ 3	$ 0.01	$ 3	$ 0.01	$ 3
Warrants contractual terms					1 year				1 year
Proceeds allocated to warrants	$ 3,000					$ 79		$ 6,000
Expected volatility rate						55.60%
Expected dividend yield						0.00%
Risk-free interest rate						5.30%
Fair value of additional warrants		$ 3,415,000		$ 1,598,000		$ 60,000
Remaining principal balance						1,503,000		1,286,000
Notes payable carrying amount						1,503,000		1,286,000
Net of unamortized discount						56,000		45,000
Principal payments						18,000		825,000
Cash proceeds								$ 730,000	$ 1,006,000
Repaid principal amount						$ 100,000
Common Stock [Member]
Debt [Line Items]
Warrant to purchase (in Shares)						78,000
Minimum [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)								$ 0.01
Expected dividend yield						0.00%	0.00%	0.00%	0.00%
Contractual term						4 years 6 months	5 years	4 years 7 months 6 days	4 years 1 month 6 days
Expected volatility						54.80%	52.40%	52.40%	50.50%
Maximum [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)								$ 6.84
Expected dividend yield						0.00%	0.00%	0.00%	0.00%
Contractual term						5 years 3 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days	6 years 1 month 6 days
Expected volatility						55.60%	53.60%	54.40%	50.90%
Notes Payable, Other Payables [Member]
Debt [Line Items]
Notes payable carrying amount						$ 1,503,000
Promissory Notes [Member]
Debt [Line Items]
Remaining principal balance						$ 1,559,000
Notes Payable, Other Payables [Member]
Debt [Line Items]
Aggregate principal amount								$ 531,000
Warrant [Member]
Debt [Line Items]
Warrant to purchase (in Shares)						47,020
Exercise price per share (in Dollars per share)						$ 0.01
Warrant [Member] | Additional Consideration [Member]
Debt [Line Items]
Warrant to purchase (in Shares)						28,000
Warrant [Member] | Notes Payable, Other Payables [Member]
Debt [Line Items]
Warrant to purchase (in Shares)						25,000
Notes Payable [Member] | Minimum [Member]
Debt [Line Items]
Bear interest								6.00%
Notes Payable [Member] | Maximum [Member]
Debt [Line Items]
Bear interest								8.00%
7% Promissory notes [Member]
Debt [Line Items]
Bear interest						7.00%		7.00%
Promissory Notes-Related parties [Member]
Debt [Line Items]
Bear interest								7.00%
Promissory notes percentage						7.00%
Promissory Notes [Member]
Debt [Line Items]
Principal balance outstanding						$ 3,349,000
Director [Member]
Debt [Line Items]
Principal amount						4,000
Notes Payable, Other Payables [Member]
Debt [Line Items]
Principal amount						$ 250,000		$ 2,156,000
Warrant to purchase (in Shares)								239,464
Proceeds allocated to warrants								$ 790,000
Expected volatility rate								52.70%
Expected volatility rate maximum								54.10%
Expected dividend yield								0.00%
Remaining principal balance								$ 1,331,000
Notes payable carrying amount								$ 1,286,000
Warrants contractual terms						twelve
Notes Payable, Other Payables [Member] | Minimum [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)								$ 0.01
Warrants contractual terms								1 month
Risk-free interest rate								3.60%
Contractual term								1 year
Percentage of interest at rates						6.00%
Notes Payable, Other Payables [Member] | Maximum [Member]
Debt [Line Items]
Exercise price per share (in Dollars per share)								$ 3
Warrants contractual terms								12 months
Risk-free interest rate								5.50%
Contractual term						12 years		12 years
Percentage of interest at rates						76.00%
Notes Payable, Other Payables [Member] | Additional Consideration on $825 [Member]
Debt [Line Items]
Expected volatility rate								52.70%
Expected volatility rate maximum								54.10%
Expected dividend yield								0.00%
Risk-free interest rate								3.60%
Risk-free interest rate								5.40%
Aggregate principal amount								$ 825,000
Fair value of additional warrants								$ 2,238,000
Notes Payable, Other Payables [Member] | Additional Consideration on $531 [Member]
Debt [Line Items]
Warrant to purchase (in Shares)								78,000
Exercise price per share (in Dollars per share)								$ 0.01
Debt additional consideration, describtion								Another of the notes, having an aggregate principal amount of $531, also provides that in the event the Company fails to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares for each successive calendar month, during which the note remains
Notes Payable, Other Payables [Member] | Warrant [Member] | Additional Consideration on $825 [Member]
Debt [Line Items]
Warrant to purchase (in Shares)								385,000
Promissory Notes-Related parties [Member]
Debt [Line Items]
Principal amount						$ 3,349,000
Repaid principal amount						$ 100,000
7% Promissory notes [Member]
Debt [Line Items]
Principal amount								$ 3,349,000
Principal payments								0	$ 332,000
notes payable carrying amount								3,349,000
Promissory Notes-Related parties [Member]
Debt [Line Items]
Principal amount								$ 100,000
Warrant to purchase (in Shares)								2,924
Exercise price per share (in Dollars per share)								$ 6.84
Expected dividend yield								0.00%
Risk-free interest rate								5.40%
Contractual term								12 months
notes payable carrying amount								$ 444,000
Expected volatility								54.10%
Promissory Notes-Related parties [Member] | Working Capital Note [Member]
Debt [Line Items]
Principal amount					1,056,000				1,056,000
Net of unamortized discount					$ 50,000				50,000
Principal payments								$ 0	712,000
notes payable carrying amount								344,000
Cash proceeds									$ 1,006,000
Promissory Notes-Related parties [Member] | Working Capital Note [Member] | Minimum [Member]
Debt [Line Items]
Bear interest					2.00%				2.00%
Promissory Notes-Related parties [Member] | Working Capital Note [Member] | Maximum [Member]
Debt [Line Items]
Bear interest					18.00%				18.00%
Promissory Notes-Related parties [Member] | Employee [Member]
Debt [Line Items]
Principal amount								106,000
Promissory Notes-Related parties [Member] | Director [Member]
Debt [Line Items]
Principal amount								$ 100,000